OTHER PAYABLES - Related Parties (Details) - Related Parties	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
OTHER PAYABLES
Expenses paid by the major shareholders	¥ 1,240,156	$ 169,901	¥ 1,453,910
Due to family members of the owners of BHD and FGS	547,159	74,960	845,159
Total	¥ 1,787,315	$ 244,861	¥ 2,299,069